Segment Information (Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Borrowings	¥ 1,548,000	¥ 1,547,600
Short-term bonds	3,017,811	0
Deferred tax liabilities	285,782	186,350
Derivative financial liabilities	0	799
Liabilities	15,284,155	15,500,227
Allocated amounts [member]
Disclosure of operating segments [line items]
Liabilities	10,682,987	13,951,828
Allocated amounts [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Liabilities	209,621	340,034
Allocated amounts [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Liabilities	1,233,286	1,372,574
Allocated amounts [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Liabilities	1,267,313	1,736,967
Allocated amounts [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Liabilities	6,669,419	8,482,596
Allocated amounts [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Liabilities	1,224,420	1,946,530
Allocated amounts [member] | Others [member]
Disclosure of operating segments [line items]
Liabilities	78,928	73,127
Unallocated amounts [member]
Disclosure of operating segments [line items]
Borrowings	1,548,000	1,547,600
Short-term bonds	3,017,811	0
Deferred tax liabilities	35,357	0
Derivative financial liabilities	0	799
Liabilities	¥ 4,601,168	¥ 1,548,399